As filed with the Securities and Exchange Commission on December 3, 2010

Securities Act File No. 333-170126

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-366-0066

December 9, 2010

Dear Variable Contract Owner/Plan Participant:

The Board of Trustees (the “Board”) has called a special meeting of shareholders (the “Special Meeting”) of ING American Funds Growth-Income Portfolio (“American Funds Growth-Income Portfolio”), which is scheduled for 10:00 a.m., Local time, on January 11, 2011, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, shareholders of American Funds Growth-Income Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of American Funds Growth-Income Portfolio with and into ING Growth and Income Portfolio (“Growth and Income Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”).  The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of American Funds Growth-Income Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”). Your Insurance Company, as the legal owner of that separate account, and/or Qualified Plan has been asked to approve the Reorganization.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which American Funds Growth-Income Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of American Funds Growth-Income Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Growth and Income Portfolio instead of shares of American Funds Growth-Income Portfolio.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a significantly larger portfolio which seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks.

AFTER CAREFUL CONSIDERATION, THE BOARD OF AMERICAN FUNDS GROWTH-INCOME PORTFOLIO APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.  Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than January 10, 2011.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-366-0066

 Notice of Special Meeting of Shareholders

of ING American Funds Growth-Income Portfolio

Scheduled for January 11, 2011

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING American Funds Growth-Income Portfolio (“American Funds Growth-Income Portfolio”) is scheduled for 10:00 a.m., Local time, on January 11, 2011, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

To approve an Agreement and Plan of Reorganization by and between American Funds Growth-Income Portfolio and ING Growth and Income Portfolio (“Growth and Income Portfolio”), providing for the reorganization of American Funds Growth-Income Portfolio with and into Growth and Income Portfolio; and

(2)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on November 2, 2010 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to American Funds Growth-Income Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.

Secretary

December 9, 2010

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PROXY STATEMENT/PROSPECTUS

December 9, 2010

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY	3
The Proposed Reorganization	3

COMPARISON OF FEES AND EXPENSES	5
Expense Tables	5
Portfolio Expenses	6

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	7

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS	9

COMPARISON OF PORTFOLIO PERFORMANCE	13

INFORMATION ABOUT THE REORGANIZATION	16
The Reorganization Agreement	16
Reasons for the Reorganization	16
Board Considerations	16
Portfolio Transitioning	17
Tax Considerations	17
Expenses of the Reorganization	18
Future Allocation of Premiums	18

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	19
Form of Organization	19
Advisers and Sub-Advisers	19
Management Fees	20
Sub-Adviser Fees	21
Expense Limitation Arrangements	21
Distributor	21
Distribution and Service Fees	21
Administration Fees	21
Dividends, Distributions and Taxes	22
Key Differences in the Rights of American Funds Growth-Income Portfolio’s Shareholders and Growth and Income Portfolio’s Shareholders	23
Capitalization	24

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	25
Solicitation of Proxies	25
Voting Rights	25
Other Matters to Come Before the Special Meeting	26
Shareholder Proposals	26

APPENDICES
Appendix A - Agreement and Plan of Reorganization	A-1
Appendix B - Additional Information Regarding ING Growth and Income Portfolio	B-1
Appendix C - Security Ownership of Certain Beneficial and Record Owners	C-1

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PROXY STATEMENT/PROSPECTUS

December 9, 2010

PROXY STATEMENT FOR:

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

(A Series of ING Investors Trust)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-366-0066

PROSPECTUS FOR:

ING GROWTH AND INCOME PORTFOLIO

(A Series of ING Variable Funds)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING American Funds Growth-Income Portfolio (“American Funds Growth-Income Portfolio”) to be held on January 11, 2011.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of American Funds Growth-Income Portfolio with and into ING Growth and Income Portfolio (“Growth and Income Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”). This Proxy Statement/Prospectus, a Notice of the Special Meeting and the proxy card are being mailed to shareholders of American Funds Growth-Income Portfolio on or about December 9, 2010.

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”). Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

Because you, as a shareholder of American Funds Growth-Income Portfolio, are being asked to approve the Agreement and Plan of Reorganization (the “Reorganization Agreement”) that will result in a transaction in which you will ultimately hold shares of Growth and Income Portfolio, this Proxy Statement also serves as a Prospectus for Growth and Income Portfolio.  Growth and Income Portfolio is an open-end management investment company, which seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated December 9, 2010, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the prospectus of American Funds Growth-Income Portfolio dated April 30, 2010, which is incorporated by reference (File No. 033-23512) and the Class ADV prospectus of Growth and Income Portfolio dated April 30, 2010.  Each Portfolio’s SAI, dated April 30, 2010, is also incorporated herein by reference (for American Funds Growth-Income Portfolio, File No. 033-23512; for Growth and Income Portfolio, File No. 002-51739).  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The unaudited semi-annual report for each Portfolio for the fiscal period ended June 30, 2010 and the annual report for each Portfolio for the fiscal year ended December 31, 2009 (for American Funds Growth-Income Portfolio, File No. 811-05629; for Growth and Income Portfolio, File No. 811-2514) are

incorporated herein by reference.  For a copy of the current prospectus, SAI, unaudited semi-annual report and annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or call 1-800-992-0180. You can also visit the ING Funds’ website at http://www.ingfunds.com/vp/literature for additional information about the Portfolios, including the annual and semi-annual reports.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A.  Also, you should consult the Class ADV prospectus dated April 30, 2010, for more information about Growth and Income Portfolio.

The Proposed Reorganization

At a meeting held on September 30, 2010, the Board of Trustees (the “Board”) of American Funds Growth-Income Portfolio approved the Reorganization Agreement and recommends that shareholders of the Portfolio approve the Reorganization.  If shareholders approve the Reorganization, each owner of shares of American Funds Growth-Income Portfolio would become a shareholder of Class ADV of Growth and Income Portfolio.  The Reorganization is expected to be effective on January 21, 2011, or such other date as the parties may agree (the “Closing Date”). Each shareholder of American Funds Growth-Income Portfolio will hold, immediately after the Closing Date, Class ADV shares of Growth and Income Portfolio having an aggregate value equal to the aggregate value of the shares of American Funds Growth-Income Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  With respect to the Portfolios’ investment objectives, American Funds Growth-Income Portfolio seeks to make your investment grow and provide you with income over time, while Growth and Income Portfolio seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks. With respect to Growth and Income Portfolio, it is anticipated that capital appreciation and investment income will both be major factors in achieving total return;

•                  American Funds Growth-Income Portfolio seeks to achieve its investment objective by investing all of its assets in Class 2 shares of the American Funds Growth-Income Fund (the “Master Fund”), a series of American Funds Insurance Series®, a registered open-end investment company, which normally invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends, while Growth and Income Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser believes have significant potential for capital appreciation or income growth or both;

•                  Although each Portfolio emphasizes stocks of larger-capitalization companies, with respect to American Funds Growth-Income Portfolio, the Master Fund’s investments are not limited to a particular capitalization size;

•                  Growth and Income Portfolio may provide greater exposure to foreign securities as it may invest up to 25% of its assets in such securities, compared to 15% (calculated at the time of purchase) for the Master Fund;

•                  Unlike American Funds Growth-Income Portfolio, Growth and Income Portfolio may engage in option writing, invest in certain higher risk investments such as derivative instruments, including but not limited to, put and call options and may lend portfolio securities in an amount up to 33 1/3% of its assets;

•                  Each Portfolio is advised by ING Investments, LLC (“ING Investments” or the “Adviser”), while the Master Fund is advised by Capital Research and Management Company (“CRMC”);

•                  Neither the Master Fund nor American Funds Growth-Income Portfolio has a sub-adviser, while Growth and Income Portfolio is sub-advised by ING Investment Management Co. (“ING IM” or the “Sub-Adviser”);

•                  Growth and Income Portfolio is the larger Portfolio (approximately $2.48 billion in net assets, compared to $1.3 billion in net assets for American Funds Growth-Income Portfolio, as of July 31, 2010);

•                  Although the gross and net expense ratios for Class ADV of Growth and Income Portfolio are higher than those of the disappearing American Funds Growth-Income Portfolio, management has agreed to a distribution fee waiver for Class ADV of Growth and Income Portfolio, which pending shareholder approval of the Reorganization, would run through May 1, 2012 and for its duration keep the net expense ratio for Class ADV of the surviving Growth and Income Portfolio lower than that of the disappearing American Funds Growth-Income Portfolio;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges, redemption of shares, and related fees;

•                  Each Portfolio is distributed by ING Investments Distributor, LLC (“IID” or the “Distributor”);

•                  If shareholders approve the Reorganization, American Funds Growth-Income Portfolio’s investment portfolio is expected to be aligned with Growth and Income Portfolio’s investment strategies by a transition manager prior to the Closing Date, as discussed in “Portfolio Transitioning” on page 17; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither American Funds Growth-Income Portfolio nor its shareholders, nor Growth and Income Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present or represented at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of 30% of the outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. A majority of the shareholders entitled to vote and present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed. Because a significant percentage of American Funds Growth-Income Portfolio’s shares are held by Participating Insurance Companies, which use proportional voting, the presence of such Participating Insurance Companies at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

AFTER CAREFUL CONSIDERATION, THE BOARD OF AMERICAN FUNDS GROWTH-INCOME PORTFOLIO APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

COMPARISON OF FEES AND EXPENSES

The current expenses of each of the Portfolios are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the six-month period ended June 30, 2010. Pro forma fees show estimated fees of Growth and Income Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes.  Pro forma numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely investment options made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	American Funds Growth-Income Portfolio(1) (2)		Growth and Income Portfolio (Class ADV) (1)	Growth and Income Portfolio (Class ADV) Pro Forma (1)
Management Fee	0.27	%(3)	0.50%	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%		0.50%	0.50%
Shareholder Service Fee	0.25	%(4)	—	—
Administrative Services Fee	—		0.05%	0.05%
Other Expenses	0.05%		0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.07%		1.10%	1.10%
Waivers and Reimbursements	—		—	(0.05	)%(5)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.07%		1.10%	1.05%

(1)	The fiscal year end for each Portfolio is December 31.
(2)	This reflects the aggregate expenses of both the Portfolio and the Master Fund.
(3)	As of June 30, 2010, based on the management fee of the Master Fund of 0.27%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
(4)	Shareholders of the Class 2 shares of the Master Fund, including the Portfolio, pay a shareholder services fee of 0.25%.
(5)

Subject to shareholder approval of the Reorganization, IID is contractually obligated to waive 0.05% of the distribution fee for Class ADV shares through May 1, 2012. The distribution fee waiver will only renew if the distributor elects to renew it.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio.  The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

American Funds Growth-Income Portfolio(1)				Growth and Income Portfolio (Class ADV)
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306	$112	$350	$606	$1,340

Estimated Growth and Income Portfolio (Class ADV) Pro Forma: the Portfolios Combined(2)
1 Year	3 Years	5 Years	10 Years
$107	$345	$601	$1,336

(1)                                  This reflects the aggregate expenses of both the Portfolio and the Master Fund.

(2)                                  The Example numbers reflect the fee waiver for the one-year period and the first year of three-, five-, and ten-year periods.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The following summarizes the investment objective, principal investment strategies and management differences, if any, between American Funds Growth-Income Portfolio and Growth and Income Portfolio:

	American Funds Growth-Income Portfolio	Growth and Income Portfolio
Investment Objective	The Portfolio seeks to make your investment grow and provide you with income over time.

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Principal Investment Strategies

•                  The Portfolio invests all of its assets in Class 2 shares of the Master Fund, a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Fund normally invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

•                  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The Master Fund is designed for investors seeking both capital appreciation and income.

•                  Investment of the Portfolio’s assets in the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

•                  For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

•                  Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser believes have significant potential for capital appreciation or income growth or both.

•                  The sub-adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stocks principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

•                  The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options.

•                  The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

•                  In managing the Portfolio, the sub-adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the sub-adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

•                  The Portfolio may lend portfolio securities on a short-term or long-term basis, up to

	American Funds Growth-Income Portfolio	Growth and Income Portfolio

33 1/3% of its assets.

•                  The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Investment Adviser	ING Investments	ING Investments

Sub-Adviser	N/A	ING IM

Portfolio Managers	James K. Dunton, Donald D. O’Neal, Claudia P. Huntington, C. Ross Sappenfield, J. Bair Frank and Dylan J. Yolles serve as portfolio managers to the Master Fund.	Christopher F. Corapi and Michael Pytosh

As you can see from the chart, American Funds Growth-Income Portfolio seeks to make your investment grow and provide you with income over time, while Growth and Income Portfolio seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks. With respect to Growth and Income Portfolio, it is anticipated that capital appreciation and investment income will both be major factors in achieving total return. American Funds Growth-Income Portfolio seeks to achieve its investment objective by investing all of its assets in the Master Fund, which normally invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends, while Growth and Income Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser believes have significant potential for capital appreciation or income growth or both. Although each Portfolio’s sub-adviser emphasizes stocks of larger-capitalization companies, with respect to American Funds Growth-Income Portfolio, the Master Fund’s investments are not limited to a particular capitalization size. Furthermore, Growth and Income Portfolio may provide greater exposure to foreign securities as it may invest up to 25% of its assets in such securities, compared to 15% (calculated at the time of purchase) for the Master Fund. Finally, unlike American Funds Growth-Income Portfolio, Growth and Income Portfolio may engage in option writing, invest in certain higher risk investments such as derivative instruments, including but not limited to, put and call options and may lend portfolio securities in an amount up to 33 1/3% of its assets.

COMPARISON OF INVESTMENT TECHNIQUES AND

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus. The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares. The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Because the Portfolios have similar investment objectives and hold directly or indirectly some similar investments, they have many similar principal risks.  The American Funds Growth-Income Portfolio is subject to the risks of the Master Fund in which it invests.

Principal Risks	American Funds Growth-Income Portfolio	Growth and Income Portfolio
Company	X	X
Convertible Securities		X
Counterparty		X
Currency	X	X
Derivatives		X
Equity Securities	X	X
Foreign Investments	X	X
Growth Investing	X	X
Liquidity	X	X
Market	X	X
Market Capitalization	X	X
Mid-Capitalization	X	X
Other Investment Companies		X
Securities Lending		X

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities.  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty.  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency.  To the extent that a Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivatives.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a Portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a Portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A Portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a Portfolio.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments.  To the extent a Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Liquidity.  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when the Master Fund’s adviser or sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the

Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a Portfolio invests. Rather, the market could favor securities to which a Portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Companies. Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A Portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a Portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a Portfolio will receive cash or U.S. government securities as collateral. A Portfolio retains its custodian to serve as its securities lending agent for these activities.

When a Portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A Portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

A Portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a Portfolio will be protected to the extent the Portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a Portfolio will be protected by its securities lending agent, which has agreed to indemnify the Portfolio from losses resulting from borrower default.

COMPARISON OF PORTFOLIO PERFORMANCE

Set forth below is performance information for each Portfolio.  The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period.  The bar charts show the performance of American Funds Growth-Income Portfolio’s shares and Growth and Income Portfolio’s adjusted Class I shares’ performance (2000-2006) and Class ADV shares’ performance (2007-2009). The Class ADV shares and Class I shares of Growth and Income Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. Class I shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

American Funds Growth-Income Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the best and worst quarterly returns during this period were: Best quarter: 2nd 2009, 15.94% and Worst quarter: 4th 2008, (22.12)%.

Growth and Income Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class ADV shares’ best and worst quarterly returns during this period were Best quarter: 2nd, 2009, 17.14% and Worst quarter: 4th, 2008, (21.76)%.

Average Annual Total Returns

(For the periods ended December 31, 2009)

	1 Year	5 Years (Or life of Class)		10 Years (Or life of Class)		Inception Date
American Funds Growth-Income Portfolio	30.57%	0.35%		3.19%		09/02/03
S&P 500® Index(1)	26.46%	0.42%		3.67	%(2)
Growth and Income Portfolio Class ADV	29.69%	(4.98)%		N/A		12/20/06
S&P 500® Index(1)	26.46%	(5.63	)%(2)	N/A
Growth and Income Portfolio Class I (adjusted)	29.61%	1.00%		(2.67)%		12/31/79
S&P 500® Index(1)	26.46%	0.42%		(0.95)%

(1) The index returns do not reflect deductions for fees, expenses, or taxes.

(2) Reflects index performance since the date closest to the inception for which data is available.

Additional information regarding Growth and Income Portfolio is included in Appendix B to this Proxy Statement/Prospectus.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of American Funds Growth-Income Portfolio in exchange for shares of beneficial interest of Growth and Income Portfolio and the assumption by Growth and Income Portfolio of American Funds Growth-Income Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Growth and Income Portfolio to shareholders of American Funds Growth-Income Portfolio, as provided for in the Reorganization Agreement.  American Funds Growth-Income Portfolio will then be liquidated.

Each shareholder of American Funds Growth-Income Portfolio will hold, immediately after the Closing Date, Class ADV shares of Growth and Income Portfolio having an aggregate value equal to the aggregate value of the shares of American Funds Growth-Income Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of Growth and Income Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of American Funds Growth-Income Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  ING Investments also believes that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a larger asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The Reorganization was presented for consideration to the Boards of Trustees of the Portfolios at meetings held on September 30, 2010 (for American Funds Growth-Income Portfolio) and October 19, 2010 (for Growth and Income Portfolio).  The Board of Trustees of each Portfolio, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) of such Portfolio, determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the Reorganization, and that the Reorganization is in the interests of such Portfolio and its shareholders.

The Reorganization will allow American Funds Growth-Income Portfolio’s shareholders to continue to participate in a professionally managed portfolio that seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks.

Board Considerations

The Board of American Funds Growth-Income Portfolio, in recommending the proposed Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  the potential benefits of the proposed Reorganization to American Funds Growth-Income Portfolio’s shareholders;

•                  the expense ratios and information regarding fees and expenses of American Funds Growth-Income Portfolio and Class ADV of Growth and Income Portfolio, including that although the gross and net expense ratios for Class

ADV of Growth and Income Portfolio are higher than those of the disappearing American Funds Growth-Income Portfolio, management has agreed to a distribution fee waiver for Class ADV of Growth and Income Portfolio, which pending shareholder approval of the Reorganization, would run through May 1, 2012 and for its duration keep the net expense ratio for Class ADV of the surviving Growth and Income Portfolio lower than that of the disappearing American Funds Growth-Income Portfolio;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  changes in the investment objectives, policies, restrictions, management and portfolio holdings of American Funds Growth-Income Portfolio as a result of the Reorganization;

•                  the investment performance of each Portfolio relative to their benchmark (the S&P 500®);

•                  the ability of the Board to provide more direct oversight of a sub-adviser affiliated with ING Investments than of an adviser to an otherwise unaffiliated master portfolio;

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the proposed Reorganization, including that all expenses of the Reorganization will be borne by ING Investments (or an affiliate);

•                  that if the Reorganization is approved by shareholders, American Funds Growth-Income Portfolio’s investment portfolio will be transitioned prior to the Closing Date, as described more fully below; and

•                  the future potential benefits to ING Investments in that its costs to advise both Portfolios will be reduced if the Reorganization is approved.

The Board of American Funds Growth-Income Portfolio recommends that shareholders approve the Reorganization.

Portfolio Transitioning

If the Reorganization is approved by shareholders, a transition manager will be retained on or around January 12, 2011 to align American Funds Growth-Income Portfolio’s investment portfolio with Growth and Income Portfolio’s investment strategies prior to the Closing Date. It is currently expected that all of American Funds Growth-Income Portfolio’s investments in Class 2 shares of the Master Fund will be redeemed in-kind. The transition manager will then sell a significant portion of the securities received from the redemption shortly prior to the Closing Date.  The proceeds of such sales are expected to be invested in securities that the sub-adviser to Growth and Income Portfolio has identified that it may hold or wish to hold and may also be held in temporary investments.  During the transition period, American Funds Growth-Income Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. Furthermore, the Portfolios’ sales and purchases during the transition period may be made at a disadvantageous time. Such sales and purchases would also result in transactional costs, which will be borne by ING Investments or an affiliate.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither American Funds Growth-Income Portfolio nor its shareholders, nor Growth and Income Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, American Funds Growth-Income Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be borne by ING Investments (or an affiliate).  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, expenses of holding the Special Meeting, and the brokerage costs associated with portfolio transitioning.

Future Allocation of Premiums

Shares of American Funds Growth-Income Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to American Funds Growth-Income Portfolio will be allocated to Growth and Income Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

American Funds Growth-Income Portfolio is organized as a separate series of ING Investors Trust (“IIT”), an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board consisting of ten members.  For more information on the history of IIT, see the SAI of American Funds Growth-Income Portfolio.

Growth and Income Portfolio is organized as a separate series of ING Variable Funds (“IVF”), an open-end management investment company organized as a Massachusetts business trust.  IVF is governed by a Board consisting of six members.  For more information on the history of IVF, see the SAI of Growth and Income Portfolio.

Advisers and Sub-Advisers

Investment Adviser to the Portfolios

ING Investments, an Arizona limited liability company, serves as the investment adviser to both Portfolios. ING Investments has overall responsibility for the management of each Portfolio. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING).  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include ING Investments and its affiliates, would be divested by ING Groep by the end of 2013.  While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments became an investment management firm in April 1995. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

Investment Adviser to the Master Fund

CRMC, an experienced investment management organization founded in 1931, is a wholly-owned subsidiary of The Capital Group Companies, Inc. and serves as investment adviser to the Master Fund and to other mutual funds, including the American Funds Group. CRMC’s principal office is located at 333 South Hope Street, Los Angeles, CA 90071. As of December 31, 2009, CRMC managed approximately $1 trillion.

Sub-Advisers

American Funds Growth Income Portfolio does not have a sub-adviser. However, at the Master Fund level, CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

ING Investments has engaged ING IM as sub-adviser to Growth and Income Portfolio to provide the day-to-day management of the Portfolio.  ING Investments is responsible for monitoring the investment programs and performance of ING IM with respect to the Portfolio.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either the Portfolio’s Board or ING Investments.  In the event the sub-advisory agreement is terminated, ING IM may be replaced subject to any regulatory requirements, or ING Investments may assume day-to-day investment management of the Portfolio.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.  The principal office of ING IM is 230 Park Avenue, New York, New York 10169.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of Growth and Income Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to each Portfolio’s annual report for the fiscal year ended December 31, 2009.

Management Fees

At the Master Fund level, CRMC receives a monthly fee for its investment advisory services, which is accrued daily from the Master Fund, and indirectly from American Funds Growth-Income Portfolio as a shareholder of the Master Fund, calculated at the annual rates below:

Master Fund	Management Fees (as a % of average daily net assets)
American Funds Growth-Income Fund	0.50% on the first $600 million of net assets;
0.45% on net assets greater than $600 million but not exceeding $1.5 billion;
0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion;
0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion;
0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion;
0.225% on net assets greater than $21.0 billion but not exceeding $27.0 billion;
0.222% on net assets in excess of $27.0 billion but not exceeding $34.0 billion; and
0.219% on net assets in excess of $34.0 billion.

Each of American Funds Growth-Income Portfolio and Growth and Income Portfolio pays ING Investments, its investment adviser, a management fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees (as a % of average daily net assets)
American Funds Growth-Income Portfolio

If the Portfolio has not invested all or substantially all of its assets in another investment company:

0.50% of the first $600 million;

0.45% of the Portfolio’s average daily net assets in excess of $600 million but not exceeding $1.5 billion;

0.40% of the Portfolio’s average daily net assets in excess of  $1.5 billion but not exceeding $2.5 billion;

0.32% of the Portfolio’s average daily net assets in excess of $2.5 billion but  not exceeding $4.0 billion;

0.285% of the Portfolio’s average daily net assets in excess of  $4.0 billion but not exceeding $6.5 billion;

0.256% of the Portfolio’s average daily net assets in excess of  $6.5 billion but not exceeding $10.5 billion;  and

0.242% of the Portfolio’s average daily net assets in excess of $10.5 billion.

Or:

0.00% if the Portfolio invests all or substantially all of its assets in another investment company.

Growth and Income Portfolio	0.500% on the first $10 billion; 0.450% on the next $5 billion; and 0.425% on assets in excess of $15 billion.

American Funds Growth-Income Portfolio invested substantially all of its assets in another investment company and for the fiscal years ended December 31, 2009, 2008, and 2007, ING Investments did not receive any investment advisory fees from the Portfolio.

If the Reorganization is approved by shareholders, Growth and Income Portfolio will continue to pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAIs of the Portfolios, each dated April 30, 2010.

Sub-Adviser Fees

ING Investments pays ING IM, the sub-adviser to the Growth and Income Portfolio, a sub-advisory fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual sub-advisory fee paid to ING IM, as a percentage of the Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees (as a % of average daily net assets)
Growth and Income Portfolio	0.225% on the first $10 billion; 0.203% on the next $5 billion; and 0.191% on assets in excess of $15 billion.

If the Reorganization is approved by shareholders, ING Investments will continue to pay ING IM the same sub-advisory fee currently in place for Growth and Income Portfolio.

As a result of the Reorganization, the investment management subsidiaries of ING Groep, as a group, will be able to retain the entire advisory fee.  Based on the net assets of the Portfolios as of July 31, 2010, the additional retained revenue for ING affiliates is estimated to be $3.3 million annually.

Expense Limitation Arrangements

Neither Portfolio currently has an expense limitation agreement in place.

Distributor

IID serves as the distributor for the Portfolios.  IID is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 and is a member of the Financial Industry Regulatory Authority (“FINRA”).

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Distribution and Service Fees

The Portfolios pay the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” above. Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

Administration Fees

Pursuant to separate administrative services agreements between ING Funds Services, LLC (“IFS”) and IIT, on behalf of American Funds Growth-Income Portfolio, and IVF, on behalf of Growth and Income Portfolio, IFS provides all administrative services in support of each Portfolio and is responsible for the supervision of the Portfolios’ other service providers.  As compensation for its services, IFS receives a monthly fee from each Portfolio.  The fee is computed daily and payable monthly, at the annual rate shown in the following table:

Portfolio	Administration Fees (as a % of average daily net assets)
American Funds Growth-Income Portfolio	0.00% if the Portfolio invests all or substantially all of its assets in another investment company;

or: 0.10% if the Series has not invested all or substantially all of its assets in another investment company
Growth and Income Portfolio	0.055% on the first $5 billion; and 0.030% thereafter.

American Funds Growth-Income Portfolio anticipates investing substantially all of its assets in another investment company. Consequently, the Portfolio is not expected to pay IFS an administration fee.

If the Reorganization is approved by shareholders, Growth and Income Portfolio will continue to pay the current fee for administrative services.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by American Funds Growth-Income Portfolio’s shareholders, then as soon as practicable before the Closing Date, American Funds Growth-Income Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Key Differences in the Rights of American Funds Growth-Income Portfolio’s Shareholders and Growth and Income Portfolio’s Shareholders

American Funds Growth-Income Portfolio is organized as a separate series of IIT, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws. Growth and Income Portfolio is organized as a separate series of IVF, a Massachusetts business trust, and is governed by its Declaration of Trust and Bylaws. Key differences under IIT’s Declaration of Trust/Bylaws and IVF’s Declaration of Trust/Bylaws, as they affect shareholders of American Funds Growth-Income Portfolio and Growth and Income Portfolio, are presented below.

American Funds Growth-Income Portfolio	Growth and Income Portfolio

With the approval of the holders of a majority of the Shares, the Trustees may cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association or other organization to take over all of the Trust Property or to carry on any business in which the Trust shall directly or indirectly have any interest, and to sell, convey and transfer the Trust Property to any such corporation, trust, association or organization in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the Shares or securities of, and enter into any contracts with any such corporation, trust, partnership, association or organization, or any corporation, trust, partnership, association or organization in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also cause a merger or consolidation between the Trust or any successor thereto and any such corporation, trust, partnership, association or other organization if and to the extent permitted by law, as provided under the law then in effect. Nothing contained herein shall be construed as requiring approval of Shareholders for the Trustees to organize or assist in organizing one or more corporations, trusts, partnerships, associations or other organizations and selling, conveying or transferring a portion of the Trust Property to such organizations or entities.

When authorized by an instrument in writing signed by a majority of the Trustees, or another instrument executed by an officer of the Trust pursuant to a vote of a majority of the Trustees, the Trustees may, without the vote or consent of Shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, limited liability company, association or other organization, or a series or class of any of them, to acquire all or a portion of the Trust Property or the property of any Series or Class or to carry on any business in which the Trust or the Series or Class shall directly or indirectly have any interest, and to sell, convey and transfer the Trust Property or the property of any Series or Class to any such corporation, trust, partnership, limited liability company, association or organization, or series or class thereof, in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such corporation, trust, partnership, limited liability company, association or organization, or series or class thereof, in which the Trust or the Series or Class holds or is about to acquire shares or any other interest.

Consolidation or merger shall require the approval of a majority shareholder vote of each Series affected thereby. The terms “merge” or “merger” as used therein shall not include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the Commonwealth of Massachusetts or any other state of the United States.

The Trustees may also, without the vote or consent of Shareholders, cause a merger or consolidation between the Trust or any Series or any successor thereto and any such corporation, trust, partnership, limited liability company, association or other organization, or a series or class of any of them, if and to the extent permitted by law, as provided under the law then in effect.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2010, and on a pro forma basis as of June 30, 2010, giving effect to the Reorganization:

	American Funds Growth-Income Portfolio	Growth and Income Portfolio		Adjustments		Growth and Income Portfolio Pro Forma

Net Assets	$1,228,236,506	$1,250,079	(1)			$1,229,486,585
Net Asset Value Per Share	$27.79	$17.94				$17.94
Shares Outstanding	44,193,745	69,674		24,269,828	(2)	68,533,247

CLASS I
Net Assets	n/a	$1,805,994,745				$1,805,994,745
Net Asset Value Per Share	n/a	$18.10				$18.10
Shares Outstanding	n/a	99,801,774				99,801,774

CLASS S
Net Assets	n/a	$413,200,863				$413,200,863
Net Asset Value Per Share	n/a	$17.94				$17.94
Shares Outstanding	n/a	23,035,446				23,035,446

CLASS S2
Net Assets	n/a	$4,191				$4,191
Net Asset Value Per Share	n/a	$17.73				$17.73
Shares Outstanding	n/a	236				236

(1)         Represents Class ADV of Growth and Income Portfolio, which will be distributed in exchange for shares of American Funds Growth-Income Portfolio.

(2)         Reflects new shares issued, net of retired shares of ING American Funds Growth-Income Portfolio.  (Calculation:  Net Assets ÷ NAV per share).

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting. Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about December 9, 2010.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the online directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with American Funds Growth-Income Portfolio a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of American Funds Growth-Income Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote American Funds Growth-Income Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. American Funds Growth-Income Portfolio does not impose any requirement that a minimum percentage of voting instructions be received before counting the Participating Insurance Companies and Qualified Plans as the Portfolio’s shareholders in determining whether a quorum is present.

Each shareholder of American Funds Growth-Income Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of American Funds Growth-Income Portfolio at the close of business on November 2, 2010 (the “Record Date”) will be entitled to be present and give voting instructions for American Funds Growth-Income Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on January 10, 2011.  As of the Record Date, there were 43,184,333.077 shares of beneficial interest of American Funds Growth-Income Portfolio that were outstanding and entitled to vote.

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of 30% of the outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless after the adjournment a new record date is fixed. Because a significant percentage of American Funds Growth-Income Portfolio’s shares are held by Participating Insurance Companies, which use proportional voting, the presence of such Participating Insurance Companies at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of ING Investments, as of November 2, 2010, no current Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

Appendix C hereto lists the persons that, as of November 2, 2010 owned beneficially or of record 5% or more of the outstanding shares of any class of American Funds Growth-Income Portfolio or Growth and Income Portfolio.

Other Matters to Come Before the Special Meeting

American Funds Growth-Income Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

American Funds Growth-Income Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by American Funds Growth-Income Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

December 9, 2010
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 19th day of October, 2010, by and between ING Variable Funds (“IVF”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of its series, ING Growth and Income Portfolio (the “Acquiring Portfolio”), and ING Investors Trust (“IIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of its series, ING American Funds Growth-Income Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class ADV voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of IVF has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of IIT has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.    Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class ADV Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class ADV share of the Acquiring Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.                            The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.                            The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the known liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by IIT, on behalf of the Acquired

Portfolio, to IVF, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                            Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record, determined as of immediately after the close of business on the Closing Date, on a pro rata basis, Class ADV shares of the Acquiring Portfolio received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of Class ADV Acquiring Portfolio Shares to be so credited to Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares owned by such shareholders on the Closing Date.  All issued and outstanding Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in shares of the Acquired Portfolio will represent a number of Class ADV Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the Class ADV Acquiring Portfolio Shares in connection with such exchange.

1.5.                            Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.                            Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.                                      VALUATION

2.1.                            The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.                            The net asset value of a Class ADV Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.                            The number of the Class ADV Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Class ADV assets shall be determined by dividing the value of the net assets with respect to the Class ADV shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class ADV Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

2.4.                            All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.                                      CLOSING AND CLOSING DATE

3.1.                            The Closing Date shall be January 21, 2011 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.                            The Acquired Portfolio shall direct the Bank of New York Mellon, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                            The Acquired Portfolio shall direct BNY Mellon Investment Servicing (U.S.), Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.                            In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.              REPRESENTATIONS AND WARRANTIES

4.1.                            Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of IIT, IIT, on behalf of the Acquired Portfolio, represents and warrants to IVF as follows:

(a)                     The Acquired Portfolio is duly organized as a series of IIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     IIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)                       The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)                      All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)                     Except as otherwise disclosed in writing to and accepted by IVF, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  IIT, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2009 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)                        Since December 31, 2009, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)                     On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                         For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 therunder;

(m)                 All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)                     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of Trustees of IIT, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                     The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                     The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                            Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of IVF, IVF, on behalf of the Acquiring Portfolio, represents and warrants to IIT as follows:

(a)                     The Acquiring Portfolio is duly organized as a series of IVF, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IVF’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     IVF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)                       The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IVF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IVF, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IVF, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)                      Except as otherwise disclosed in writing to and accepted by IIT, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IVF, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  IVF, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2009 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)                         Since December 31, 2009, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)                        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                     For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(l)                         All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IVF and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)                 The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of IVF, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)                     Class ADV Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)                     The information to be furnished by IVF for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)                     That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.                              The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                              The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                              The Acquired Portfolio covenants that the Class ADV Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                              The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5.                              Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                              The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.                              As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV Acquiring Portfolio Shares received at the Closing.

5.8.                              The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.                              IIT, on behalf of the Acquired Portfolio, covenants that IIT will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IVF, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) IIT’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) IVF’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.                        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.              CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of IIT, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at IIT’s election, to the performance by IVF, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                              All representations and warranties of IVF, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                              IVF shall have delivered to IIT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to IIT and dated as of the Closing Date, to the effect that the representations and warranties of IVF, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as IIT shall reasonably request;

6.3.                              IVF, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IVF, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Class ADV Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of IVF, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at IVF’s election, to the performance by IIT, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                              All representations and warranties of IIT, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                              IIT shall have delivered to IVF a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of IIT;

7.3.                              IIT shall have delivered to IVF on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to IVF and dated as of the Closing Date, to the effect that the representations and warranties of IIT, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as IVF shall reasonably request;

7.4.                              IIT, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IIT, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Class ADV Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.                              The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IIT, on behalf of the Acquired Portfolio, or IVF, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.      The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of IIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to IVF.  Notwithstanding anything herein to the contrary, neither IIT nor IVF may waive the conditions set forth in this paragraph 8.1;

8.2.      On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.      All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by IVF or IIT to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.      The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.      The parties shall have received the opinion of Dechert LLP addressed to IIT and IVF substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IIT and IVF.  Notwithstanding anything herein to the contrary, neither IIT nor IVF may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.      IIT, on behalf of the Acquired Portfolio, and IVF, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2                                 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.       INDEMNIFICATION

10.1.                        Subject to the exceptions and limitations contained in Section 10.2 and 10.3 below:

10.1.1.             every person who is, or has been, a Trustee of IIT or IVF (a “Covered Person”) shall be indemnified by IVF to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise which arise from or relate to the Acquired Portfolio.

10.1.2.             the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal, administrative or regulatory and including, without limitation, inquiries, investigations and appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities; provided, however that any Trustee who is an “interested person” of an investment adviser to IIT or IVF, within the meaning of the 1940 Act, shall be indemnified only for liabilities and expenses arising from his or her status as a Trustee.  The rights of indemnification provided hereunder are in addition to, and not in lieu of, any other rights of indemnification that a Trustee may have.

10.2.                        The obligation to provide indemnification herein shall arise only under circumstances in which insurance coverage does not exist, is inadequate, or is not reasonably available to the Covered Person in a timely manner.  Before making a claim hereunder a Covered Person shall use reasonable efforts to seek coverage under any policy of insurance maintained by IIT.  Upon a determination by a Covered Person that coverage does not exist for any liability or expense, or that such coverage is not reasonably available in a timely manner, such Covered Person may seek indemnification hereunder; provided however that, upon request from IVF, such Covered Person shall make reasonable efforts to provide IVF with the benefit of any coverage or recovery that subsequently becomes available.

10.3.                        No indemnification shall be provided hereunder:

10.3.1.             against any liability by reason of a final adjudication by a court or other body before which a proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or

10.3.2.               in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (a) resulting in a payment by a Covered Person, unless the Covered Person is able to obtain a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by any one of the following methods:

10.3.2.1.    by the court or other body approving the settlement or other disposition; or

10.3.2.2.    by a vote of a majority of the disinterested, non-party Trustees of IVF acting on the matter (provided that a majority of the Trustees of IVF then in office act on the matter) based upon a review of readily available facts (as opposed to full trial-type inquiry); or

10.3.2.3.    by written opinion of Independent Legal Counsel as defined in Section 10.5, based upon a review of readily available facts (as opposed to full trial-type inquiry).

10.4.                        Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 10.1. including, without limitation, a claim, action, suit, or proceeding for which insurance coverage exists as contemplated by Section 10.2 hereof, shall be advanced by IVF on behalf of the Acquiring Portfolio prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification hereunder, provided that either:

10.4.1.             such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or IVF shall be insured against losses arising out of any such advances; or

10.4.2.             a majority of the disinterested, non-party Trustees of IVF acting on the matter or an Independent Legal Counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

10.5.                        Independent Legal Counsel means a law firm, or a member of a law firm chosen by the Covered Person or Covered Persons (a) that is not objectionable to the Board of Trustees of IVF, based on a reasonable assessment, and (b) that neither presently is, nor in the past two years has been, retained to represent: (i) IIT, IVF or the Covered Person in any matter material to either such party, or (ii) any other party to the claim, action, suit or proceeding giving rise to a claim for indemnification hereunder.

10.6.                        No Covered Person shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

10.7                         The rights of indemnification contemplated herein shall survive the Closing and shall inure to the benefit of their heirs, executors, administrators and assigns of each Covered Person.

11.       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.                        IIT and IVF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

12.       TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before April 30, 2011, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.       AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IIT and IVF; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by IIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.       NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Variable Funds

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, MA 02109

Attn: Philip H. Newman

ING Investors Trust

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz.

15.       HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1.                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.                        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

15.4.                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.                        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of IIT or the Declaration of Trust of IVF, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING VARIABLE FUNDS, on behalf of its

ING Growth and Income Portfolio series

By:	/s/ Todd Modic

Name:	Todd Modic

Title:	Senior Vice President

ING INVESTORS TRUST, on behalf of its

ING American Funds Growth-Income Portfolio series

By:	/s/ Kimberly A. Anderson

Name:	Kimberly A. Anderson

Title:	Senior Vice President

APPENDIX B

ADDITIONAL INFORMATION REGARDING

ING GROWTH AND INCOME PORTFOLIO (“PORTFOLIO”)

About Your Investment

The Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees (the “Board”) directed ING Investments, LLC (“ING Investments” or the “Adviser”) to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, the Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”) or under the terms of an exemptive order granted by the Securities and Exchange Commission (the “SEC”).

Net Asset Value

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Management of the Portfolio

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio.  ING Investments has overall responsibility for the management of the Portfolio.  ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly- owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013.  While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolio and potential termination of the Portfolio’s advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments became an investment management firm in April, 1995.  As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.  ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s investment portfolio pursuant to a sub-advisory agreement.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolio’s Board.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

The aggregate annual management fee paid by the Portfolio for the most recent fiscal year is approximately 0.50% of the Portfolio’s average daily net assets. For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

Sub-Adviser and Portfolio Manager

ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as sub-adviser to the Portfolio.  ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.  Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2009, ING IM managed approximately $61.3 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

Michael Pytosh, Portfolio Manager, joined ING Investment Management in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

ING Investments has overall responsibility for monitoring the investment program maintained by ING IM for compliance with applicable laws and regulations and the Portfolio’s investment objective.

ING Investments pays ING IM a fee at an annual rate based on the average daily net asset value of the Portfolio.  ING Investments pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Managers

The Portfolio’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and each Portfolio Manager’s ownership of securities in the Portfolio.

Additional Information Regarding ING Growth and Income Portfolio’s Performance in Comparison with ING American Funds Growth-Income Portfolio’s Performance (as of 9/30/10)

Below are the respective portfolios’ annual total returns for all common periods ended September 30, 2010. Because ING Growth and Income Portfolio ADV shares, established on 12/20/06, have a shorter performance history than ING American Funds Growth-Income Portfolio, ING Growth and Income Portfolio I shares - adjusted for the higher expenses of ADV Shares - are also included in the comparison. The Class ADV shares and Class I shares of ING Growth and Income Portfolio invest in the same portfolio of securities, and so would have substantially similar performance.

	Year- to-		3-	5-	10-		Benchmark Since
	Date	1-Year	Year	Year	Year	Since Inception [date]	Inception [date]
ING American Funds Growth-Income Portfolio
	1.25%	7.5%	-8.21%	0.12%	N/A	-3.03% [09/02/03]	3.83%
ING Growth and Income Portfolio
Class ADV	3.06%	8.13%	-6.58%	N/A	N/A	-3.25% [12/20/06]	-3.55%
S&P 500 Index(1)	3.89%	10.16%	-7.16%	0.64%	-0.43%

(1) The index returns do not reflect deductions for fees, expenses or taxes.

The performance quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You may obtain performance information current to the most recent month-end by visiting www.ingfunds.com. Returns for other share classes will vary due to different charges and expenses. Performance assumes reinvestment of distributions and does not account for taxes.

Please see the Proxy Statement/Prospectus for additional performance and risk information.

Portfolio Distribution

The Portfolio is distributed by ING Investments Distributor, LLC (“IID” or “Distributor”).  IID is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ  85258.

IID is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from the FINRA.

Additional Information Regarding the Classes of Shares

The Portfolio’s shares are classified into Class ADV, Class I, Class S and Service 2 Class shares.  The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services.   All classes of the Portfolio have a common investment objective and investment portfolio. Only Class ADV shares are offered in this Proxy Statement/Prospectus.

Shareholder Service and Distribution Plan Fees

ING Variable Funds has adopted shareholder services and distribution plans (each a “Distribution Plan”) for the Class ADV shares of the Portfolio in accordance with Rule 12b-1 under the 1940 Act.  Under these plans, the Portfolio pays certain fees to IID, the Portfolio’s principal underwriter, for IID’s distribution/shareholder services for the Class ADV shares.  Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Distribution Plan for the Class ADV shares, IID is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the Class ADV shares of the Portfolio.  The shareholder services fee is paid for the shareholder services and account maintenance services provided by IID to the Portfolio and could be used by IID to pay securities dealers (including IID) and other financial institutions, plan administrators, and organizations for servicing shareholder accounts.  The distribution fee would be paid for IID’s services as distributor of the Portfolio in connection with any activities or expenses primarily intended to result in the sale of Class ADV shares of the Portfolio.

Subject to shareholder approval of the Reorganization, IID is contractually obligated to waive 0.05% of the distribution fee for Class ADV shares through May 1, 2012.   The distribution fee waiver will only renew if the distributor elects to renew it.

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on Portfolio performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in a Portfolio which does not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., the Portfolio will post the quarter ending June 30 holdings on July 31). The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

Payments to Financial Intermediaries

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from the Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, the Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans.  The Adviser, Distributor, Administrator, or affiliated entities of the Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from the Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies.  The Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio.  These payments as well as payments from the Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of April 30, 2010, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.  Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%.  This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use the Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants.  The Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends and Capital Gains Distributions

The Portfolio declares and pays dividends from net investment income at least annually. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.  From time to time, a portion of the Portfolio’s dividends may constitute a return of capital.

To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level.

See the Portfolio’s SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING Growth and Income Portfolio’s financial statements, which, with the exception of the period ended June 30, 2010, have been audited by KPMG LLP an independent registered public accounting firm.

(1) Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expense after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4) Commencement of operations.

* Amount is less than $0.005 or more than $(0.005).

• Calculated using average number of shares outstanding throughout the period.

† Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

(a) There was no impact on total return by the affiliate payments.

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APPENDIX C

Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of November 2, 2010:

ING American Funds Growth-Income Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	97.1%; Beneficial	97.1%	37.5%

ING Growth and Income Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING National Trust 1 Orange Way Windsor, CT 06095-4773	76.3% Class ADV; Beneficial	0.6%	0.1%
ING Life Insurance & Annuity Co One Orange Way B3N Windsor, CT 06095	23.7% Class ADV; 79.3% Class I; Beneficial	65.5%	0.5%
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	93.9% Class S; Beneficial	17.3%	37.5%
Reliastar Life Insurance Company 1 Orange Way Windsor, CT 06095	100.0% Class S2; Beneficial	0.6%	0.0%

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on November 2, 2010.

C-1

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PART B

ING VARIABLE FUNDS

Statement of Additional Information

December 9, 2010

Acquisition of the Assets and Liabilities of: ING American Funds Growth-Income Portfolio (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING Growth and Income Portfolio (A Series of ING Variable Funds) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Variable Funds (“SAI”) is available to the shareholders of ING American Funds Growth-Income Portfolio, a series of ING Investors Trust, in connection with a proposed transaction whereby all of the assets and liabilities of ING American Funds Growth-Income Portfolio will be transferred to ING Growth and Income Portfolio, a series of ING Variable Funds, in exchange for shares of ING Growth and Income Portfolio.

This SAI consists of: (i) this cover page; (ii) the accompanying pro forma financial statements; (iii) the Portfolio Managers’ Report for ING Growth and Income Portfolio; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                           ING American Funds Growth Income Portfolio dated April 30, 2010, as filed on April 28, 2010 (File No: 033-23512) and the SAI for ING Growth and Income Portfolio dated April 30, 2010, as filed on April 28, 2010 (File No: 002-51739).

2.                           The Financial Statements of ING American Funds Growth-Income Portfolio included in the Annual Report dated December 31, 2009, as filed on March 4, 2010 and the Semi-Annual Report dated June 30, 2010, as filed on September 3, 2010 (File No: 811-05629) and the Financial Statements of  ING Growth and Income Portfolio included in the Annual Report dated December 31, 2009, as filed on March 4, 2010 and the Semi-Annual Report dated June 30, 2010, as filed on September 3, 2010 (No: 811-2514).

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated December 9, 2010, relating to the Reorganization of ING American Funds Growth-Income Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Prospectus/Proxy.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and known liabilities of ING American Funds Growth-Income Portfolio will be transferred to ING Growth and Income Portfolio, in exchange for shares of ING Growth and Income Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2010. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

2

PORTFOLIO MANAGERS’ REPORT FOR
ING GROWTH AND INCOME PORTFOLIO

Set forth below is an excerpt from ING Growth and Income Portfolio’s Annual Report for the fiscal year ended December 31, 2009.

*                                         *                                         *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2009

In our semi-annual report we described how markets in risky assets, depressed by the financial crisis and recession, had abruptly recovered after early March to register gains through June 30, 2009. This was maintained in the second half of the fiscal year and global equities in the form of the MSCI World IndexSM(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), added 20.00%, for a return of 25.70% for the fiscal year ended December 31, 2009. (The MSCI World IndexSM returned 29.99% for the fiscal year ended December 31, 2009, measured in U.S. dollars). From the March 9, 2009 low point, the return was 60.90%. In currencies, the U.S. dollar was mixed for the year, losing 1.60% to the euro and 9.10% to the pound, but gaining 2.10% on the yen.

The rally had been credited to “green shoots”, a metaphor for signs, perhaps frail and erratic, that the worst of the financial crisis and resulting recession was over. Governments intervened massively to recapitalize companies considered systemically important, or at least to make practically unlimited amounts of liquidity available to them at low cost. These were mainly banks and other financial institutions, but in the U.S. also included major auto makers. Some financial giants in the U.S. and U.K., once thought impregnable, now sit meekly under government control. Interest rates have been reduced to record low levels to encourage these institutions to lend and generally to support demand. Bank lending has continued to stagnate, however (except in China, where banks tend to follow government directions). Corporations have instead issued bonds, which have been eagerly taken up by yield hungry investors.

“Cash-for-Clunkers” programs were successfully introduced in a number of countries, under which governments subsidized the trade-in of old vehicles for newer models. In the U.S., the government offered an $8,000 tax credit to first-time home buyers and extended jobless benefits. In Europe, to reduce the number of workers being laid off, corporations were subsidized to keep them on part time. The UK reduced Value Added Tax.

Government budget deficits have soared to modern-day records: in the U.S. alone, the deficit equaled $1.42 trillion for the fiscal year ending September 30, 2009. To keep interest rates down, the Federal Reserve Board and the Bank of England have been buying Treasury bonds in a strategy known as quantitative easing.

What will happen when large-scale government intervention ends is probably the greatest concern for investors. But China’s rate of gross domestic product (“GDP”) growth is approaching 10% again and by the end of the year some key areas of the domestic economy were clearly looking better.

House prices are rising again. The Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities was reported in December to have risen for five consecutive months, although it was still down 7.30% from a year earlier. Sales of existing homes in November rose to the highest levels since February 2007.

On the employment front, just 11,000 jobs were lost in November and by year end the number of new unemployment claims was the lowest since July 2008. Yet the unemployment rate rose to 10.00%, having peaked at 10.20% even as thousands of workers left the labor force. Wage growth continued to decelerate and the average working week still hovered near lowest recorded levels. Broad, sustainable recovery will require a much more vigorous improvement in the labor market.

The economy, after four consecutive quarterly declines, has at least started to expand again. In the third quarter of 2009, GDP in the U.S. rose by 2.20% at an annual rate.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 5.93% for the fiscal year ended December 31, 2009. But improving risk appetite, combined with concern over the large volumes of issuance and fears of longer term inflation, meant that the Barclays Capital U.S. Treasury Index(4) component returned (3.57)% while the Barclays Capital Corporate Investment Grade Bond Index(5) returned 18.68%. High yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer

3

Constrained Composite Index(6), did even better, gaining a remarkable 58.76%. The annual yield on the 90-day U.S. Treasury Bills started the year at 12 basis points and ended it at just 5 basis points.

U.S. equities, represented by the S&P 500® Composite Stock Price (“S&P 500®”) Index(7) including dividends, returned 26.46% for the fiscal year ended December 31, 2009, led by the technology and materials sectors, with telecoms and utilities lagging, albeit with positive returns. It was far from a smooth ride, and sentiment would periodically become fixated on the rather shaky foundation of the rally. Profits for S&P 500® companies suffered their ninth straight quarter of annual decline in the third quarter. But this must surely change in the fourth quarter since in the corresponding period in 2008, S&P 500® earnings were actually negative.

In international markets, the MSCI Japan® Index(8) rose 9.10% for the fiscal year, all of it in the first half. By the second quarter, GDP was rising again but it was due to net exports and government stimulus. Domestic demand was still in the doldrums, with wages down for 18 straight months and deflation again the norm. The MSCI Europe ex UK® Index(9) surged 27.70%. As in the U.S., the region’s economy returned to growth in the third quarter of 2009. Prices stopped falling in November and by year end purchasing managers’ indices were in expansion mode. Against this, unemployment was still on the rise to 9.80%. The MSCI UK® Index(10) jumped 27.60%, despite the disappointment that, alone among the world’s largest economies, a rebound in GDP had not been reported by year end. Still, by November house prices were rising on an annual basis for the first time since early 2008, unemployment stabilized and, as in Continental Europe, purchasing managers’ indices pointed firmly to expansion.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital U.S. Treasury Index is an unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

(5)  The Barclays Capital Corporate Investment Grade Bond Index is the corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

(6)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

(7)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(8)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(9)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(10)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number.

4

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*                                         *                                         *

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2010 (Unaudited)

	ING American Funds Growth-Income Portfolio	ING Growth and Income Portfolio	Pro Forma Adjustments	Pro Forma Combined
ASSETS:
Investments in securities at value +*	$1,228,907,036	$2,163,191,897	$—	$3,392,098,933
Investments in master fund at value**(1)
Short-term investments at value***	—	11,344,943	—	11,344,943
Short-term investments in affiliates****	—	71,659,000	—	71,659,000
Cash	53,835	92,403	—	146,238
Receivables:
Fund shares sold	6,370,129	296,263	—	6,666,392
Dividends and interest	—	1,630,123	—	1,630,123
Prepaid expenses	6,431	26,853	—	33,284
Reimbursement due from manager	—	—	—	—
Total assets	1,235,337,431	2,248,241,482	—	3,483,578,913

LIABILITIES:
Payable for investment securities purchased	6,368,597	14,435,414	—	20,804,011
Payable for fund shares redeemed	1,532	426,851	—	428,383
Payable upon receipt for securities loaned	—	11,429,346	—	11,429,346
Accrued distribution fees	532,358	—	(532,358)	—
Payable to affiliates	—	1,156,126	532,358	1,688,484
Payable for trustee fees	17,199	11,103	—	28,302
Other accrued expenses and liabilities	181,239	332,764	—	514,003
Total liabilities	7,100,925	27,791,604	—	34,892,529
NET ASSETS	$1,228,236,506	$2,220,449,878	$—	$3,448,686,384

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,608,662,427	$2,858,441,386	$—	$4,467,103,813
Undistributed net investment income	13,233,330	11,535,539	—	24,768,869
Accumulated net realized loss	(34,315,338)	(754,213,843)	—	(788,529,181)
Net unrealized appreciation or depreciation	(359,343,913)	104,686,796	—	(254,657,117)
NET ASSETS	$1,228,236,506	$2,220,449,878	$—	$3,448,686,384

+ Including securities loaned at value	$—	$11,057,935	$—		$11,057,935
* Cost of investments in securities	$—	$2,058,419,782	$—		$2,058,419,782
** Cost of investments in master fund	$1,588,250,949	$—	$—		$1,588,250,949
*** Cost of short-term investments	$—	$11,429,346	$—		$11,429,346
**** Cost of short-term investments in affiliates	$—	$71,659,000	$—		$71,659,000

Class ADV:
Net Assets	1,228,236,506	1,250,079	—		1,229,486,585
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$1.000			$1.000
Shares outstanding	44,193,745	69,674	24,269,828	(A)	68,533,247
Net asset value and redemption price per share	$27.79	$17.94			$17.94

Class I:
Net Assets	n/a	1,805,994,745			1,805,994,745
Shares authorized	n/a	unlimited			unlimited
Par value	n/a	$1.000			$1.000
Shares outstanding	n/a	99,801,774			99,801,774
Net asset value and redemption price per share	n/a	$18.10			$18.10

Class S:
Net Assets	n/a	413,200,863			413,200,863
Shares authorized	n/a	unlimited			unlimited
Par value	n/a	$1.000			$1.000
Shares outstanding	n/a	23,035,446			23,035,446
Net asset value and redemption price per share	n/a	$17.94			$17.94

Class S2:
Net Assets	n/a	4,191			4,191
Shares authorized	n/a	unlimited			unlimited
Par value	n/a	1.000			$1.000
Shares outstanding	n/a	236			236
Net asset value and redemption price per share	n/a	$17.73			$17.73

(1) The master fund for the ING American Growth-Income Fund is the Class 2 shares for American Growth-Income. These financial statements should be read in conjunction with the master American Fund’s financial statements.

(A)   Reflects new shares issued, net of retired shares of ING American Funds Growth-Income Portfolio.  (Calculation:  Net Assets ÷ NAV per share)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the twelve months ended June 30, 2010 (Unaudited)

	ING American Funds Growth- Income Portfolio	ING Growth and Income Portfolio	Pro Forma Adjustments		Pro forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$—	$45,354,623	$—		$45,354,623
Dividends from master fund (2)	18,862,395	—	3,696,727	(A)	$22,559,122
Interest	—	274,950	—		274,950
Securities lending income, net	—	85,479	—		85,479
Total investment income	18,862,395	45,715,052	3,696,727		68,274,174

EXPENSES:
Investment management fees	—	12,290,834	6,890,902	(A)	19,181,736
Unified Fees	—	—	—		—
Distribution and service fees:
Class ADV	6,824,101	6,256	21,729	(A)	6,852,086
Class S	—	1,129,779	5,685	(A)	1,135,464
Class S2	—	160	—		160
Transfer agent fees	1,995	8,592	2,773	(A)	13,360
Administrative service fees	—	1,351,955	758,036	(A)	2,109,991
Shareholder reporting expense	163,326	120,685	(96,352	)(A)	187,659
Professional fees	81,811	158,658	6,236	(A)	246,705
Custody and accounting expense	70,591	517,899	216,815	(A)	805,305
Trustee fees	43,607	176,556	230,928	(A)	451,091
Miscellaneous expense	38,700	181,113	61,808	(A)	281,621
Interest expense	—	3,099	1,720	(A)	4,819
Total expenses	7,224,131	15,945,586	8,100,280		31,269,997
Less:
Net waived and reimbursed fees	—	(50,517)	(634,724	)(A)	(685,241)
Brokerage commission recapture	—	—	—		—
Net expenses	7,224,131	15,895,069	7,465,556		30,584,756
Net investment income	11,638,264	29,819,983	(3,768,829)		37,689,418

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(16,815,925)	265,979,955			249,164,030
Foreign currency related transactions	—	25,129			25,129
Futures	—	8,481,328			8,481,328
Net realized gain	(16,815,925)	274,486,412	—		257,670,487
Net change in unrealized appreciation or depreciation on:
Investments	132,447,900	(20,247,961)			112,199,939
Foreign currency related transactions	—	(1,036)			(1,036)
Futures	—	—			—
Net change in unrealized appreciation or depreciation	132,447,900	(20,248,997)			112,198,903
Net realized and unrealized appreciation	115,631,975	254,237,415			369,869,390
Increase in net assets resulting from operations	$127,270,239	$284,057,398	$(3,768,829)		$407,558,808

*Foreign taxes withheld	$—	$526,456	$—	$526,456
(1) Dividends from affiliates	$—	$99,855	$—	$99,855

(2) The master fund for the ING American Funds Growth-Income Portfolio is the Class 2 shares for the American Growth-Income Fund. These financial statements should be read in conjunction with the master American Fund’s financial statements.

(A) Reflects adjustment in expenses due to effects of new contractual rates.

See Accompanying Notes to Financial Statements

Portfolio of Investments as of June 30, 2010 (UNAUDITED)†

		Pro Forma (Unaudited)					Pro Forma (Unaudited)
ING American Funds Growth-Income Portfolio	ING Growth and Income Portfolio	ING Growth and Income Portfolio			ING American Funds Growth-Income Portfolio	ING Growth and Income Portfolio	ING Growth and Income Portfolio
	Shares					Value
COMMON STOCK: 62.7%
				Consumer Discretionary: 6.7%
	2,027,206	2,027,206		CBS Corp. - Class B	$—	$26,211,774	$26,211,774
	1,352,871	1,352,871	@	DIRECTV	—	45,889,384	45,889,384
	775,400	775,400		Home Depot, Inc.	—	21,765,478	21,765,478
	1,278,800	1,278,800	L	International Game Technology	—	20,077,160	20,077,160
	458,514	458,514	@	Liberty Media Corp. - Starz	—	23,769,366	23,769,366
	1,228,932	1,228,932		Macy’s, Inc.	—	21,997,883	21,997,883
	437,401	437,401		Tupperware Corp.	—	17,430,430	17,430,430
	651,700	651,700	@, L	Urban Outfitters, Inc.	—	22,411,963	22,411,963
	1,541,800	1,541,800		Wyndham Worldwide Corp.	—	31,051,852	31,051,852
					—	230,605,290	230,605,290
				Consumer Staples: 6.7%
	905,800	905,800		Alberto-Culver Co.	—	24,538,122	24,538,122
	283,900	283,900		Hershey Co.	—	13,607,327	13,607,327
	1,080,182	1,080,182		PepsiCo, Inc.	—	65,837,093	65,837,093
	1,039,092	1,039,092		Procter & Gamble Co.	—	62,324,738	62,324,738
	1,360,600	1,360,600		Wal-Mart Stores, Inc.	—	65,404,042	65,404,042
					—	231,711,322	231,711,322
				Energy: 7.2%
	333,335	333,335		Apache Corp.	—	28,063,474	28,063,474
	836,100	836,100		Arch Coal, Inc.	—	16,563,141	16,563,141
	1,748,115	1,748,115		ExxonMobil Corp.	—	99,764,923	99,764,923
	666,915	666,915		National Oilwell Varco, Inc.	—	22,054,879	22,054,879
	1,078,108	1,078,108		Nexen, Inc.	—	21,206,384	21,206,384
	498,600	498,600		Schlumberger Ltd.	—	27,592,524	27,592,524
	1,160,800	1,160,800		Suncor Energy, Inc.	—	34,173,952	34,173,952
					—	249,419,277	249,419,277
				Financials: 9.1%
	3,845,500	3,845,500		Bank of America Corp.	—	55,259,835	55,259,835
	1,102,173	1,102,173	@	Blackstone Group LP	—	10,536,774	10,536,774
	7,220,300	7,220,300	@	Citigroup, Inc.	—	27,148,328	27,148,328
	590,300	590,300		Comerica, Inc.	—	21,740,749	21,740,749
	105,600	105,600		Goldman Sachs Group, Inc.	—	13,862,112	13,862,112
	1,691,460	1,691,460		JP Morgan Chase & Co.	—	61,924,351	61,924,351
	500,485	500,485		Reinsurance Group of America, Inc.	—	22,877,169	22,877,169
	2,059,000	2,059,000		Wells Fargo & Co.	—	52,710,400	52,710,400
	837,100	837,100		Willis Group Holdings Ltd.	—	25,154,855	25,154,855
	1,423,900	1,423,900		XL Capital Ltd.	—	22,796,639	22,796,639
					—	314,011,212	314,011,212
				Health Care: 7.2%
	880,100	880,100		AmerisourceBergen Corp.	—	27,943,175	27,943,175
	588,200	588,200	@	Amgen, Inc.	—	30,939,320	30,939,320
	498,077	498,077		Covidien PLC	—	20,012,734	20,012,734
	1,506,900	1,506,900		Merck & Co., Inc.	—	52,696,293	52,696,293
	3,439,317	3,439,317		Pfizer, Inc.	—	49,044,660	49,044,660
	323,062	323,062		Teva Pharmaceutical Industries Ltd. ADR	—	16,795,993	16,795,993
	548,951	548,951	@	Thermo Fisher Scientific, Inc.	—	26,926,047	26,926,047
	408,100	408,100	@	Zimmer Holdings, Inc.	—	22,057,805	22,057,805
					—	246,416,027	246,416,027
				Industrials: 7.1%
	445,600	445,600		Boeing Co.	—	27,961,400	27,961,400
	596,200	596,200		Fluor Corp.	—	25,338,500	25,338,500
	3,248,900	3,248,900		General Electric Co.	—	46,849,138	46,849,138
	505,103	505,103	L	Ingersoll-Rand PLC	—	17,421,002	17,421,002
	1,339,200	1,339,200	@	Quanta Services, Inc.	—	27,654,480	27,654,480
	378,830	378,830	@	TransDigm Group, Inc.	—	19,331,695	19,331,695
	527,980	527,980		Union Pacific Corp.	—	36,699,890	36,699,890
	741,159	741,159	@	WABCO Holdings, Inc.	—	23,331,685	23,331,685
	357,214	357,214		Watsco, Inc.	—	20,689,835	20,689,835
					—	245,277,625	245,277,625
				Information Technology: 12.8%
	639,400	639,400		Amphenol Corp.	—	25,115,632	25,115,632
	356,907	356,907	@	Apple, Inc.	—	89,772,818	89,772,818
	2,474,940	2,474,940	@	Cisco Systems, Inc.	—	52,740,971	52,740,971
	563,300	563,300	@	Cognizant Technology Solutions Corp.	—	28,198,798	28,198,798

	984,500	984,500		Intel Corp.		—	19,148,525	19,148,525
	1,640,200	1,640,200		Jabil Circuit, Inc.		—	21,814,660	21,814,660
	2,858,261	2,858,261		Microsoft Corp.		—	65,768,585	65,768,585
	1,566,951	1,566,951		Oracle Corp.		—	33,626,768	33,626,768
	1,552,517	1,552,517		Qualcomm, Inc.		—	50,984,658	50,984,658
	3,165,720	3,165,720		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		—	30,897,427	30,897,427
	310,600	310,600		Visa, Inc.		—	21,974,950	21,974,950
						—	440,043,792	440,043,792
				Materials: 2.2%
	299,434	299,434	L	BHP Billiton Ltd. ADR		—	18,561,914	18,561,914
	1,307,500	1,307,500		Packaging Corp. of America		—	28,791,150	28,791,150
	1,020,510	1,020,510		Silgan Holdings, Inc.		—	28,962,074	28,962,074
						—	76,315,138	76,315,138
				Telecommunication Services: 1.6%
	5,922,100	5,922,100	@	Sprint Nextel Corp.		—	25,109,704	25,109,704
	1,106,500	1,106,500		Verizon Communications, Inc.		—	31,004,130	31,004,130
						—	56,113,834	56,113,834
				Utilities: 2.1%
	485,559	485,559		Entergy Corp.		—	34,775,736	34,775,736
	2,262,200	2,262,200		Great Plains Energy, Inc.		—	38,502,644	38,502,644
						—	73,278,380	73,278,380

				Total Common Stock		—	2,163,191,897	2,163,191,897
				(Cost $)		—	2,058,419,782	2,058,419,782

MUTUAL FUND: 35.7%

43,439,627		43,439,627		American Funds Insurance Series - Growth-Income Fund		1,228,907,036	—	1,228,907,036

				Total Investments in Master Fund		1,228,907,036	—	1,228,907,036
				(Cost $)		1,588,250,948	—	1,588,250,948

	Principal Amount	Principal Amount				Value	Value	Value

CORPORATE BONDS/NOTES: 0.0%
				Energy: 0.0%
	$10,000,000	10,000,000		Southern Energy - Escrow, 0.000%, due 07/15/49		$—	$—	$—

				Utilities: 0.0%
	20,000,000	20,000,000	L	Mirant Corp. - Escrow (In Default), 0.000%, due 06/15/21		—	—	—

				Total Corporate Bonds/Notes		—	—	—
				(Cost $)		—	—	—

				Total Long-Term Investments		1,228,907,036	2,163,191,897	3,392,098,933
				(Cost $)		1,588,250,948	2,058,419,782	3,646,670,730

	Shares	Shares				Value	Value	Value

SHORT-TERM INVESTMENTS: 2.4%
				Affiliated Mutual Fund: 2.1%
	71,659,000	71,659,000		ING Institutional Prime Money Market Fund - Class I		$—	$71,659,000	$71,659,000

				Total Mutual Fund		—	71,659,000	71,659,000
				(Cost $)		—	71,659,000	71,659,000

				Securities Lending Collateral(cc): 0.3%
	11,007,329	11,007,329		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		$—	$11,007,329	$11,007,329
	422,017	422,017	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		—	337,614	337,614

				Total Securities Lending Collateral		—	11,344,943	11,344,943
				(Cost $)		—	11,429,346	11,429,346

				Total Short-Term Investments		—	83,003,943	83,003,943
				(Cost $)		—	83,088,346	83,088,346

				Total Investments in Securities	100.8%	$1,228,907,036	$2,246,195,840	$3,475,102,876
				(Cost $)*		1,588,250,948	2,141,508,128	3,729,759,076
				Other Assets and Liabilities - Net	(0.8)	(670,530)	(25,745,962)	(26,416,492)
				Net Assets	100.0%	1,228,236,506	2,220,449,878	3,448,686,384

				Pro-forma adjustment	—	—	—	—
				Net Assets after pro-forma adjustment	100.0%	$1,228,236,506	$2,220,449,878	$3,448,686,384

†

The Acquired Portfolio is expected to redeem all of its holdings of the Master Fund Class 2 shares shortly prior to the closing of the Reorganization, and after the closing of the Reorganization the Acquiring Portfolio may not be immediately fully invested in accordance with its stated investment strategies.

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

*	Cost for federal income tax purposes is	$1,612,880,733	$2,185,513,533	$3,798,394,266

	Net unrealized appreciation/depreciation consists of:
	Gross Unrealized Appreciation	$—	$208,457,162	$208,457,162
	Gross Unrealized Depreciation	(383,973,697)	(147,774,855)	(531,748,552)
	Net Unrealized Appreciation/Depreciation	$(383,973,697)	$60,682,307	$(323,291,390)

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees/Directors (“Board”) of ING American Funds Growth-Income Portfolio (“American Funds Growth-Income”) and ING Growth and Income Portfolio (“Growth and Income”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated October 19, 2010, (the “Plan”) whereby, subject to approval by the shareholders of American Funds Growth-Income, Growth and Income will acquire all of the assets of American Funds Growth-Income, subject to the liabilities of such Portfolio, in exchange for Growth and Income issuing shares of such fund to shareholders of American Funds Growth-Income in a number equal in value to net assets of American Funds Growth-Income (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Growth and Income remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at June 30, 2010.  The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of American Funds Growth-Income and Growth and Income at June 30, 2010.  The unaudited pro forma Statement of Operations reflects the results of operations of American Funds Growth-Income and Growth and Income for the twelve-months ended June 30, 2010.  These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for American Funds Growth-Income and Growth and Income under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of American Funds Growth-Income and Growth and Income as of June 30, 2010. This  unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of most holdings of American Funds Growth-Income and the purchases of assets Growth and Income may hold or wish to hold, will take place shortly prior to the closing date of the Mergers.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-

market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Portfolio.  Investments in mutual funds are valued based on the net asset value of the mutual fund each business day.  Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Growth and Income issued in connection with the proposed acquisition of American Funds Growth-Income by Growth and Income as of June 30, 2010.  The number of additional shares issued was calculated by dividing the net assets of each class of American Funds Growth-Income by the respective class net asset value per share of Growth and Income.

Note 4 – Merger Costs:

ING Investments, LLC (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Note 5 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 6 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

ING GROWTH AND INCOME PORTFOLIO

PORTFOLIO MANAGERS’ REPORT

ING Growth and Income Portfolio (the “Portfolio”) seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. The Portfolio is managed by Christopher F. Corapi and Michael Pytosh, Portfolio Managers of ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended December 31, 2009, the Portfolio’s Class I shares provided a total return of 30.24% compared to the Standard & Poor’s 500® Composite Stock Price Index(1) (“S&P 500® Index”), which returned 26.46% for the same period.

Portfolio Specifics: Outperformance was due to strong stock selection, which was favorable in eight out of 10 sectors. In particular, stock picks in consumer discretionary and telecommunications were the largest contributors to the Portfolio’s results.

Liberty Media Corp. (“Liberty”) was one of the Portfolio’s strongest performers in consumer discretionary. Strong results from DirecTV Group, Inc. (“DirecTV”), Liberty’s largest holding, was largely driven by better-than-expected subscriber growth in the United States. DirecTV has also executed very well in a tough macro environment and its sticky sports packages and high-definition offerings continue to be competitive differentiators. In telecommunications, our investment in Sprint Nextel Corp. (“Sprint”) aided results. We purchased this stock last year after it had significantly underperformed the telecommunication sector as well as its peers and was trading at depressed levels. Our thesis, that Sprint’s turnaround efforts — including cost cutting and improved customer service — would lead to better-than-expected results, came to fruition in the first half of this year. We sold the Portfolio’s position at that time.

In contrast, the Portfolio was hurt by a handful of securities including Wells Fargo & Co. (“Wells Fargo”) and ExxonMobil Corp (“ExxonMobil”). Wells Fargo’s stock price declined significantly in the first nine weeks of the year due to concerns over its capital levels and larger-than-expected losses related to its acquisition of banking firm Wachovia Bank NA (“Wachovia”). Through the rest of the year, the stock was able to recover most of the losses incurred during that period, but it failed to recover as quickly as its peers did. The Portfolio still owns Wells Fargo, as it is a premier banking franchise with a consistent record of effective execution. We expect Wells Fargo’s acquisition of Wachovia to lead to positive synergies and allow its banking franchise to achieve national scale. Owning ExxonMobil detracted from the Portfolio’s relative results as the stock price, along with other integrated oil and gas companies, lagged the energy sector — investors preferred early cycle securities with high sensitivity to commodity prices.

Current Strategy and Outlook: The Portfolio is positioned in companies that we believe have strong or improving competitive positions, robust end markets or attractive capital allocation opportunities. We believe each stock possesses an attractive valuation and a clear catalyst to improve it. Top holdings include Wal-Mart Stores, Inc. (“Wal-Mart”), Apple, Inc. (“Apple”) and Cisco Systems, Inc (“Cisco”). Wal-Mart is in the early phase of a project to improve its shopping experience. We believe this effort, along with overseas growth opportunities, will lead to better results going forward. Within technology, we like Apple and Cisco due to their long-term growth potential and the ability to sustain earnings in the near term.

Top Ten Holdings*
as of December 31, 2009
(as a percent of net assets)

ExxonMobil Corp.	4.4%
Apple, Inc.	4.0%
Procter & Gamble Co.	3.3%
Cisco Systems, Inc.	3.1%
Wal-Mart Stores, Inc.	3.0%
JPMorgan Chase & Co.	2.9%
Pfizer, Inc.	2.6%
General Electric Co.	2.4%
Oracle Corp.	2.4%
PepsiCo, Inc.	2.2%

*  Excludes short-term investments related to ING Institutional Prime Money Market Fund — Class I.

Portfolio holdings are subject to change daily.

*  Effective May 1, 2009, Mr. Pytosh was added as a portfolio manager to the Portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

ING GROWTH AND INCOME PORTFOLIO

PORTFOLIO MANAGERS’ REPORT

	1 Year	5 Year	10 Year	Since Inception of Class ADV December 20, 2006		Since Inception of Class S June 11, 2003		Since Inception of Class S2 February 27, 2009
Class ADV	29.69%	—	—	(4.98)%		—		—
Class I	30.24%	1.50%	(2.18)%	—		—		—
Class S	30.03%	1.24%	—	—		3.91%		—
Class S2	—	—	—	—		—		52.46%
S&P 500® Index(1)	26.46%	0.42%	(0.95)%	(5.63	)%(2)	4.31	%(3)	54.56	%(4)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Growth and Income Portfolio against the index indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2) Since inception performance for the index is shown from January 1, 2007.

(3) Since inception performance for the index is shown from June 1, 2003.

(4) Since inception performance for the index is shown from March 1, 2009.

Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card,

sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON JANUARY 11, 2011

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and between ING American Funds Growth-Income Portfolio and ING Growth and Income Portfolio, providing for the reorganization of ING American Funds Growth-Income Portfolio with and into ING Growth and Income Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 11, 2011

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on January 11, 2011, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and between ING American Funds Growth-Income Portfolio and ING Growth and Income Portfolio, providing for the reorganization of ING American Funds Growth-Income Portfolio with and into ING Growth and Income Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 5.3 of the Declaration of Trust of ING Variable Funds (the “Trust” or the “Registrant”), as amended, provides the following:

5.3 Indemnification. The Trust shall indemnify its Trustees and officers, and any person who serves at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)                                  Every person who is or has been a Trustee or officer of the Trust and persons who serve at the Trust’s request as director or officer of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust and against amounts paid or incurred in the settlement thereof.

(b)                                 The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)                                  No indemnification shall be provided hereunder to a Trustee, officer, employee or agent against any liability to the Trust, a Series thereof, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

(d)                                 The right of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)                                  In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Article, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Trust, or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of  duties.

(f)                                    The Trust further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against a Trustee or officer of the Trust will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for this undertaking, (ii) the Trust is insured against losses arising by reason of any lawful advances or  (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe the indemnitee ultimately will be entitled to indemnification.

(g)                                 No amendment of this Declaration or repeal of any of its provisions shall limit or eliminate the rights of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

In addition, ING Variable Funds’ officers and Trustees are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2011.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of ING Variable Funds pursuant to the foregoing provisions or otherwise, ING Variable Funds has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Funds of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Funds in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, ING Variable Funds will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)                                  (a)                                  Amended and Restated Declaration of Trust dated May 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(b)                                 Certificate of Amendment of Amended and Restated Declaration of Trust dated June 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2003 and incorporated herein by reference.

(c)                                  Certificate Evidencing Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value dated April 29, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(d)                                 Re-Designation of Classes of Shares of Beneficial Interest, $1.00 Par value, effective April 30, 2004 (redesignation of Class R shares to Class I shares) — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(e)                                  Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, (Issuance of Adviser Class shares) effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2005 and incorporated herein by reference.

(f)                                    Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, (Issuance of Service 2 Class shares) effective February 3, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement filed on February 20, 2009 and incorporated herein by reference.

(g)                                 Certificate of Amendment of Declaration of Trust effective May 1, 2009 — Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(2)                                  Second Amended and Restated Bylaws — Filed as an Exhibit to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement filed on April 27, 2006 and incorporated herein by reference.

(3)                                  Not Applicable.

(4)                                  Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its ING American Funds Growth-Income Portfolio series, and ING Variable Funds, on behalf of its ING Growth and Income Portfolio series — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)                                  Instruments Defining Rights of Holders — Filed as an Exhibit to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement filed on June 7, 1996 and incorporated herein by reference.

(6)                                  (a)                                  Investment Management Agreement between the ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement filed on April 19, 2002 and incorporated herein by reference.

(i)             Amended Schedule A, effective December 2009, to the Investment Management Agreement between ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)          Amendment, effective January 1, 2007, to the Investment Management Agreement, dated March 1, 2002 between ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) — Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(b)                             Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement filed on April 19, 2002 and incorporated herein by reference.

(i)             Amended Schedule A, effective December, 2009, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)          First Amendment, effective as of July 29, 2003, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iii)   Second Amendment, effective as of January 1, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. — Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(iv)      Third Amendment effective October 1, 2007 to Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co.— Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement filed on April 25, 2008 and incorporated herein by reference.

(7)                                  Distribution Agreement between ING Variable Funds (formerly known as Aetna Variable Fund) and ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC and formerly known as ING Pilgrim Securities, Inc.) dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement filed on April 19, 2002 and incorporated herein by reference.

(a)                                  Substitution Agreement between ING Variable Funds and ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), dated October 8, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(b)                                 Amended Schedule of Approvals dated December 2009 to Distribution Agreement between ING Variable Funds and ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(8)                                  Directors’ Deferred Compensation Plan dated September 24, 1997 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement filed on April 27, 1998 and incorporated herein by reference.

(9)                                  (a)                                  Custody Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A, effective April 30, 2010, to the Custody Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by reference.

(b)                                 Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A, effective April 30, 2010, to the Foreign Custody Manager Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by reference.

(ii)          Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(c)                                  Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)             Form of Amended Exhibit A effective April 30, 2010 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by reference.

(10)                            (a)                                  Restated Distribution Plan for Class S shares effective March 24, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)                                 Schedule 1 dated December 2009 to Restated Distribution Plan for Class S shares effective  March 24, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s  Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by  reference.

(b)                                 Shareholder Service and Distribution Plan for Class ADV shares effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2005 and incorporated herein by reference.

(i)                                 Schedule A dated December 2009 to Shareholder Service and Distribution Plan for Class ADV shares effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by reference.

(c)                                  Shareholder Service and Distribution Plan for Service 2 Class shares effective February 28, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement filed on February 20, 2009 and incorporated herein by reference.

(i)                                     Schedule A dated December 2009 to Shareholder Service and Distribution Plan for Class S2 shares effective February 28, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by reference.

(ii)                                  Form of Reduction in Fee Payable dated May 1, 2010 under the ING Variable Funds Shareholder Service and Distribution Plan for Class S2 shares — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by reference.

(d)                                 Second Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Funds, effective February 28, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement filed on February 20, 2009 and incorporated herein by reference.

(11)                            Opinion and Consent of Counsel - Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on October 25, 2010, File No. 333-170126, and incorporated herein by reference.

(12)                            Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)                            (a)                                  Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Variable Funds dated April 1, 2002 as amended and restated on December 31, 2008 — Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)             Amended Schedule A, effective December 2009, to the Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Variable Funds — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(b)                                 License Agreement between Aetna Life and Casualty Company and Aetna Variable Fund dated August 8, 1974 — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement filed on April 11, 1997 and incorporated herein by reference.

(c)                                  Fund Accounting Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A effective April 30, 2010 to the Fund Accounting Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by reference.

(d)                                 Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)             Amended Schedule A dated April 2007 to the Allocation Agreement — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by reference.

(e)                                  Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement filed on April 27, 2007 and incorporated herein by reference.

(i)             Amended Schedule A dated April 2007 to the Allocation Agreement (Directors and Officers Liability) — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by reference.

(f)                                    Agency Agreement with DST Systems, Inc. dated July 7, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A dated March 4, 2008 to the Agency Agreement with DST Systems, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement filed on April 25, 2008 and incorporated herein by reference.

(g)                                 Transfer Agency Services Agreement dated February 25, 2009 between ING Variable Funds and PNC Global Investment Servicing (U.S.) Inc. — Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i) Amended Exhibit A, effective August 3, 2009, to the Transfer Agency Services Agreement dated February 25, 2009 between ING Variable Funds and PNC Global Investment Servicing (U.S.) Inc. — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(h)                                 Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)             Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(ii)          Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 26, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)                                     Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)             Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed November 9, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(ii)          Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 1, 1999 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(iii)       Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and

ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed December 31, 1999 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(iv)      Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 11, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(v)         Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(vi)      Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 27, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(vii) Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 19, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(j)                                     Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated July 16, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)           Opinion and consent of counsel regarding the legality of the securities being registered with regard to Adviser Class shares — Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2005 and incorporated herein by reference.

(ii)        Opinion of counsel regarding the legality of the securities being registered with regard to Service 2 Class (“Class S2”) shares - Filed as an Exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement filed on February 20, 2009 and incorporated herein by reference.

(14)                            Consent of independent registered public accounting firm — Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on October 25, 2010, File No. 333-170126, and incorporated herein by reference.

(15)                            Not applicable.

(16)                            Powers of attorney — Powers of attorney for Todd Modic and each Trustee were filed as an Exhibit to Post Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement filed on February 8, 2008 and are incorporated herein by reference.

(17)                            Not Applicable.

ITEM 17. UNDERTAKINGS

(1)                                  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                  The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 3rd day of December, 2010.

ING VARIABLE FUNDS

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Senior Vice President and	December 3, 2010
Todd Modic*	Chief/Principal Financial Officer

	Trustee	December 3, 2010
Albert E. DePrince Jr.*

	Trustee	December 3, 2010
Russell Jones*

	Trustee	December 3, 2010
Sidney Koch*

	Interested Trustee, President and	December 3, 2010
Shaun P. Mathews *	Chief Executive Officer

	Trustee	December 3, 2010
Corine T. Norgaard*

	Trustee	December 3, 2010
Joseph E. Obermeyer*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**

Powers of attorney for Todd Modic and each Trustee were filed as an Exhibit to Post Effective Amendment No. 72 to the Registrant’s Registration Statement filed on Form N-1A filed on February 8, 2008 and are incorporated herein by reference.

Exhibit Index

Exhibit Number	Name of Exhibit
None